Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
September 30, 2022
PFL-NPRT3-1122
1.807743.118
Municipal Bonds - 96.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	435,483
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	281,783
TOTAL GUAM		717,266
Pennsylvania - 94.7%
Allegheny County Series C:
5% 12/1/28	1,000,000	1,035,750
5% 12/1/30	1,365,000	1,411,203
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	11,919,057
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,452,659
Series 2018:
5% 3/1/33	1,570,000	1,631,537
5% 3/1/34	2,250,000	2,331,415
Series 2022 A:
5% 3/1/24 (c)	500,000	508,472
5% 3/1/25 (c)	500,000	514,172
5% 3/1/27 (c)	1,740,000	1,821,358
5% 3/1/31 (c)	1,105,000	1,182,955
5% 3/1/34 (c)	645,000	684,124
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	1,977,624
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	4,963,000
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,227,233
5% 7/1/54	4,500,000	3,768,210
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	512,222
5% 7/1/27	490,000	500,513
5% 7/1/28	540,000	550,025
5% 7/1/29	710,000	722,066
5% 7/1/30	685,000	695,907
5% 7/1/35	1,885,000	1,894,092
5% 7/1/39	6,675,000	6,500,981
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,402,377
5% 7/15/30	1,500,000	1,628,456
5% 7/15/31	1,250,000	1,352,476
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	337,116
4% 11/15/34	250,000	232,203
4% 11/15/35	200,000	184,443
5% 11/15/28	840,000	863,669
5% 11/15/29	1,625,000	1,665,245
5% 11/15/30	685,000	698,873
Series 2016 B:
4% 11/15/40	600,000	531,855
4% 11/15/47	3,605,000	3,051,549
Series 2018 A:
5% 11/15/26	1,140,000	1,198,129
5% 11/15/27	225,000	236,194
5% 11/15/28	200,000	208,908
5% 11/15/29	200,000	207,822
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,189,807
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,073,599
5% 6/1/29	1,000,000	1,082,038
5% 6/1/30	1,000,000	1,090,108
5% 6/1/31	1,150,000	1,259,395
Series 2020 A, 5% 6/1/32	3,500,000	3,734,456
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,522,137
Series 2016:
5% 5/1/30	1,000,000	1,043,003
5% 5/1/31	500,000	520,821
5% 5/1/32	750,000	779,449
5% 5/1/33	2,210,000	2,295,279
5% 5/1/34	1,000,000	1,036,558
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,008,688
5% 5/1/48	4,000,000	3,485,061
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,293,312
5% 6/1/35	1,000,000	1,013,104
5% 6/1/36	625,000	632,668
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,746,664
Series 2017, 5% 7/1/25	1,000,000	995,648
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,097,990
5% 7/1/27	2,500,000	2,507,189
Series 2016 A, 5% 7/1/46	3,500,000	2,949,783
Series 2019, 4% 7/1/45	1,350,000	949,062
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	205,044
Series 2020:
5% 7/15/31	1,030,000	1,058,857
5% 7/15/34	1,000,000	1,017,272
5% 7/15/36	1,400,000	1,415,113
5% 7/15/39	1,160,000	1,145,007
Fox Chapel Area School District Series 2013, 5% 8/1/34	1,000,000	1,005,285
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	1,785,950
Series 2017 A2, 5% 2/15/39	1,880,000	1,899,328
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39 (Pre-Refunded to 6/1/23 @ 100)	1,625,000	1,652,793
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	605,555
5% 11/1/25	665,000	688,423
5% 11/1/27	1,105,000	1,161,188
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,048,210
5% 8/15/33	1,000,000	1,038,264
5% 8/15/34	1,000,000	1,032,928
5% 8/15/36	1,000,000	1,029,845
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,107,546
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	2,971,218
5% 7/1/44	5,000,000	4,967,108
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,741,977
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	275,000	275,000
5% 10/1/23	1,305,000	1,315,241
5% 10/1/24	335,000	338,435
5% 10/1/25	750,000	748,689
5% 10/1/26	1,000,000	995,319
5% 10/1/27	1,000,000	991,526
Series 2016 A, 5% 10/1/40	4,000,000	3,592,054
Series 2018 A, 5% 9/1/26	1,500,000	1,565,330
Series 2019:
4% 9/1/34	2,500,000	2,337,051
4% 9/1/35	1,400,000	1,294,140
4% 9/1/36	1,200,000	1,099,294
4% 9/1/37	1,000,000	906,497
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,086,674
Series 2017:
5% 12/1/33	2,150,000	2,269,492
5% 12/1/35	1,000,000	1,052,132
5% 12/1/36	2,670,000	2,806,298
5% 12/1/37	1,515,000	1,590,531
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	3,750,919
5% 8/15/43	2,000,000	1,968,762
5% 8/15/48	2,500,000	2,450,244
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,212,040
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	429,234
5% 7/1/29	300,000	321,164
5% 7/1/30	375,000	401,616
5% 7/1/31	425,000	454,607
Pennsylvania Gen. Oblig.:
Series 2020, 2% 5/1/39	500,000	325,612
Series 2021:
2% 5/15/37	1,060,000	722,989
2% 5/15/38	4,825,000	3,205,523
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,035,753
Series 2016, 5% 5/1/33	2,200,000	2,246,596
Series 2018 A, 5% 2/15/48	4,000,000	4,159,945
Series 2019 A:
4% 3/1/37	1,150,000	1,045,617
5% 3/1/36	1,000,000	1,035,187
5% 3/1/38	1,055,000	1,066,093
5% 3/1/39	1,000,000	1,008,957
Series 2019:
4% 12/1/44	1,000,000	905,549
4% 12/1/48	1,000,000	886,994
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,330,000	1,320,704
Series 2019 131, 3.5% 4/1/49	3,390,000	3,331,479
Series 2020 13 2A, 3.5% 4/1/51	1,685,000	1,653,607
Series 2020 133:
5% 10/1/22	350,000	350,000
5% 10/1/23	400,000	406,253
5% 10/1/24	850,000	875,710
5% 10/1/27	650,000	693,844
5% 10/1/28	950,000	1,022,416
5% 4/1/29	100,000	106,665
5% 10/1/29	450,000	481,853
Series 2021 134B:
5% 10/1/22 (b)	1,175,000	1,175,000
5% 4/1/24 (b)	1,255,000	1,275,729
5% 10/1/24 (b)	1,000,000	1,021,535
5% 10/1/25 (b)	370,000	380,507
5% 4/1/26 (b)	995,000	1,025,739
5% 10/1/26 (b)	1,500,000	1,549,182
Series 2021 137:
5% 4/1/24	225,000	230,358
5% 10/1/24	265,000	273,274
5% 4/1/25	200,000	207,463
5% 10/1/25	220,000	229,718
5% 4/1/26	240,000	251,395
5% 10/1/26	280,000	294,975
5% 4/1/27	225,000	237,880
5% 10/1/27	225,000	239,118
5% 4/1/28	250,000	266,400
5% 10/1/28	260,000	278,371
5% 4/1/29	310,000	331,579
5% 10/1/29	365,000	391,994
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	650,926
5% 12/1/25	335,000	346,551
5% 12/1/26	645,000	667,105
5% 12/1/27	360,000	371,806
Pennsylvania State Univ. Series 2015 A:
5% 9/1/30	1,100,000	1,148,870
5% 9/1/31	1,415,000	1,477,465
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,180,767
Series 2013 A2:
5% 12/1/28	500,000	528,183
5% 12/1/38	2,500,000	2,579,108
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,166,809
Series 2017 A1:
5% 12/1/30	3,500,000	3,745,738
5% 12/1/31	2,000,000	2,130,852
5% 12/1/33	1,500,000	1,582,132
Series 2018 A2, 5% 12/1/43	5,000,000	5,105,297
Series 2019 A, 5% 12/1/37	5,815,000	6,008,769
Series 2020 B, 5% 12/1/50	5,000,000	5,094,799
Series 2021 A:
4% 12/1/44	4,000,000	3,563,050
4% 12/1/45	4,000,000	3,542,103
4% 12/1/50	2,000,000	1,733,676
Series 2021 B:
4% 12/1/40	1,000,000	916,652
4% 12/1/41	1,000,000	910,621
4% 12/1/42	1,500,000	1,355,387
5% 12/1/46	2,000,000	2,045,849
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (b)	200,000	201,362
Series 2017 A, 5% 7/1/42	350,000	353,660
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,021,458
5% 7/1/33 (b)	2,250,000	2,276,926
5% 7/1/37 (b)	5,065,000	5,064,441
5% 7/1/42 (b)	4,000,000	3,975,206
5% 7/1/47 (b)	3,035,000	2,989,355
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	283,601
Series 2017, 5% 11/1/47	5,000,000	4,910,617
Series 2020 A, 4% 11/1/45	3,825,000	3,192,945
Series 2020 C:
4% 11/1/35	1,750,000	1,584,986
4% 11/1/36	1,500,000	1,348,378
4% 11/1/37	1,255,000	1,118,844
4% 11/1/38	1,000,000	883,415
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,142,914
Series 2015 13:
5% 8/1/29	2,000,000	2,061,412
5% 8/1/30	1,500,000	1,541,606
5% 8/1/31	1,100,000	1,126,961
Series 2016 14:
5% 10/1/33	1,500,000	1,538,075
5% 10/1/34	500,000	511,587
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,590,881
Series 2019 B:
5% 2/1/38	3,000,000	3,112,721
5% 2/1/39	7,600,000	7,872,674
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,109,109
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,337,200
5% 9/1/30	1,000,000	1,064,390
5% 9/1/33	1,000,000	1,046,520
Series 2019 A:
4% 9/1/37	2,100,000	1,925,552
4% 9/1/38	2,300,000	2,097,098
4% 9/1/39	2,000,000	1,813,600
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,624,875
Series 2017 B:
5% 11/1/29	3,000,000	3,225,282
5% 11/1/30	3,700,000	3,963,349
Series 2020, 5% 10/1/40	3,195,000	3,352,151
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,075,083
5% 12/15/32	500,000	536,359
5% 12/15/33	500,000	535,047
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	584,512
Pittsburgh School District Series 2015, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	1,085,000	1,103,144
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,699,347
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	1,996,958
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	393,855
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,043,390
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,094,432
5% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,664,656
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,056,863
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,040,277
5% 12/1/22	30,000	30,071
5% 12/1/27	1,480,000	1,527,127
5% 12/1/29	1,000,000	1,025,023
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,002,066
5% 1/1/38 (b)	1,125,000	1,117,023
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	5,855,476
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,277,937
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,049,155
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,465,398
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	1,125,000	1,124,348
4% 7/1/26	1,000,000	988,497
4% 7/1/37	1,400,000	1,182,840
5% 7/1/27	200,000	206,182
5% 7/1/28	1,130,000	1,169,638
5% 7/1/29	500,000	519,869
5% 7/1/30	1,000,000	1,041,956
TOTAL PENNSYLVANIA		383,808,667
Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,034,008
5% 1/1/38	1,300,000	1,341,610
5% 1/1/39	1,000,000	1,025,511
5% 1/1/40	1,100,000	1,120,149
TOTAL PENNSYLVANIA, NEW JERSEY		4,521,278
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	675,415
5.625% 7/1/27	145,000	148,011
5.625% 7/1/29	440,000	450,029
5.75% 7/1/31	1,045,000	1,065,380
TOTAL PUERTO RICO		2,338,835
TOTAL MUNICIPAL BONDS (Cost $429,720,153)		391,386,046

Municipal Notes - 3.4%
	Principal Amount (a)	Value ($)
Pennsylvania - 3.4%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 2.63% 10/3/22, VRDN (e)	10,000,000	10,000,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019, 2.6% 10/3/22 (Liquidity Facility Bank of America NA), VRDN (e)	3,600,000	3,600,000

TOTAL MUNICIPAL NOTES (Cost $13,600,000)		13,600,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $443,320,153)	404,986,046
NET OTHER ASSETS (LIABILITIES) - 0.0%	135,161
NET ASSETS - 100.0%	405,121,207

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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